Share-based payment arrangements - ESAP (Details) - ESAP SFr / shares in Units, $ / shares in Units, shares in Millions, SFr in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2022 $ / shares	Oct. 31, 2022 SFr / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CHF (SFr) SFr / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 SFr / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 SFr / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Length of each savings period under the employee share acquisition plan (ESAP)			12 months
Contractual term			1 year
Time period of interest rate used as the basis for the risk-free rate			1 year
Expected volatility (as a percent)			21.00%		25.00%	25.00%	20.00%	20.00%
Dividend yield (as a percent)			2.80%		3.00%	3.00%	2.90%	2.90%
Expected term			1 year		1 year	1 year	1 year	1 year
Risk-free interest rate (as a percent)			1.60%		1.10%	1.10%
Risk-free interest rate (as a percent)							(0.60%)	(0.60%)
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning | shares			1.8
Number of shares Granted | shares			1.8
Number of shares Forfeited | shares			(0.1)
Number of options Exercised | shares			(1.3)
Number of shares not exercised (savings returned plus interest) | shares			(0.4)
Number of shares outstanding at end | shares			1.8		1.8	1.8
Number of shares vested and expected to vest | shares				1.7
Number of shares exercisable, vested and expected to vest | shares				0.0
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share) | SFr / shares				SFr 27.99
Weighted-average exercise price, Granted (in Swiss francs per share) | (per share)				30.49	$ 28.09	SFr 27.99	$ 33.35	SFr 30.32
Weighted-average exercise price, Forfeited (in Swiss francs per share) | SFr / shares				28.04
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares				SFr 27.99
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share) | SFr / shares				27.99
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share) | SFr / shares				SFr 30.49		27.99
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share) | SFr / shares				30.49
Weighted-average exercise price, Vested and expected to vest, Exercisable (in Swiss francs per share) | SFr / shares				SFr 0
Weighted-average remaining contractual term, Outstanding			9 months 18 days
Weighted-average remaining contractual term, Vested and expected to vest			9 months 18 days
Options outstanding, Intrinsic value | SFr				SFr 12.0
Vested and expected to vest, Aggregate intrinsic value | SFr				12.0
Vested and expected to vest, Exercisable, Aggregate intrinsic value | SFr				SFr 0.0
Cash received upon exercise of options and warrants | $			$ 40
Weighted-average grant-date fair value (per option) | SFr / shares				SFr 2.28		SFr 2.47		SFr 1.96
Spinoff [Member]
Summary of the activity related to share-based compensation arrangement
Weighted-average exercise price, Granted (in Swiss francs per share) | (per share)	$ 32.10	SFr 29.16